12. INCOME (LOSS) PER COMMON SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Net loss	$ 1,529	$ (126)	$ (2,520)	$ (3,004)
Basic weighted average number of shares outstanding (in thousands)	12,995	3,319	9,985	3,296
Net income (loss) per share (basic)	$ 0.12	$ (0.04)	$ (0.25)	$ (0.91)
Diluted weighted average number of shares outstanding (in thousands)	60,331	3,319	9,985	3,296
Net (loss) income per share (diluted)	$ 0.03	$ (0.04)	$ (0.25)	$ (0.91)
Dilutive equity instruments (number of equivalent units) (in thousands)			67,227	69,120
Stock Options
Dilutive equity instruments (number of equivalent units) (in thousands)			0	0
Preferred Stock
Dilutive equity instruments (number of equivalent units) (in thousands)			0	0
Convertible Debt
Dilutive equity instruments (number of equivalent units) (in thousands)			59,179	38,855
Warrants
Dilutive equity instruments (number of equivalent units) (in thousands)			8,048	30,265